Mineral interests (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Balance, beginning of the year	$ 160,693,000	$ 160,772,000
Sale of Homestake Resources (note 3)	(16,460,000)
Option payment received		(260,000)
Purchase of Homestake Ridge royalty		400,000
Disposition of mineral interests		50,000
Change in estimate of provision for site reclamation and closure	(723,000)	(169,000)
Balance, end of the year	143,510,000	160,693,000
British Columbia
Statement [Line Items]
Balance, beginning of the year	16,460,000	16,060,000
Sale of Homestake Resources (note 3)	(16,460,000)
Option payment received		0
Purchase of Homestake Ridge royalty		400,000
Disposition of mineral interests		0
Change in estimate of provision for site reclamation and closure	0	0
Balance, end of the year	0	16,460,000
Nunavut
Statement [Line Items]
Balance, beginning of the year	19,139,000	19,358,000
Sale of Homestake Resources (note 3)	0
Option payment received		0
Purchase of Homestake Ridge royalty		0
Disposition of mineral interests		0
Change in estimate of provision for site reclamation and closure	(332,000)	(219,000)
Balance, end of the year	18,807,000	19,139,000
Quebec
Statement [Line Items]
Balance, beginning of the year	125,094,000	125,354,000
Sale of Homestake Resources (note 3)	0
Option payment received		(260,000)
Purchase of Homestake Ridge royalty			$ 0
Disposition of mineral interests		50,000
Change in estimate of provision for site reclamation and closure	(391,000)	50,000
Balance, end of the year	$ 124,703,000	$ 125,094,000